Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Acquired Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2021
Online users [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	1 year
Online users [Member] | Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Online users [Member] | Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	4 years
Corporate customer relationship [Member] | Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Corporate customer relationship [Member] | Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	6 years
Supplier resources [Member] | Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	4 years
Supplier resources [Member] | Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	7 years
Copyrights [Member] | Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Copyrights [Member] | Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	7 years